Investment Income - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investment Income [abstract]
Interest income	¥ 129,514	¥ 117,115	¥ 107,391